Property and Equipment (Detail) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 8,379,000	$ 4,456,991	$ 1,993,605
Accumulated depreciation and amortization		(2,065,000)	(847,081)	(546,772)
Property and equipment, net	7,859,000	6,314,000	3,609,910	1,446,833
Internally developed computer software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,155,000
Computers Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,765,000
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,057,000	1,650,540	941,346
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		402,000	304,061	245,608
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 2,502,390	$ 806,651